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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07324

Chesapeake Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Capitol Services Inc.

1675 S State Street, Suite B, Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Simon H. Berry

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

and

John H. Lively, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1.	Reports to Stockholders.

The Chesapeake Growth Fund

Semi-Annual Report

April 30, 2019
(Unaudited)

Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P. 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317 www.chesapeakefunds.com	Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-800-430-3863

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Fund at 1-800-430-3863 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-430-3863. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

The Chesapeake Growth Fund

The Chesapeake Growth Fund vs S&P 500® Total Return Index
Sector Diversification
April 30, 2019 (Unaudited)

Top Ten Equity Holdings
April 30, 2019 (Unaudited)

Security Description	% of Net Assets
Bank of America Corporation	5.8%
Alphabet, Inc. - Class C	5.4%
Mastercard, Inc. - Class A	5.2%
salesforce.com, inc.	4.9%
Humana, Inc.	4.9%
Amazon.com, Inc.	4.5%
Citigroup, Inc.	3.2%
L3 Technologies, Inc.	3.0%
Pioneer Natural Resources Company	3.0%
Vulcan Materials Company	2.9%

The Chesapeake Growth Fund Schedule of Investments April 30, 2019 (Unaudited)
Common Stocks — 90.7%	Shares	Value
Communication Services — 14.6%
Entertainment — 6.3%
Spotify Technology S.A. *	5,596	$759,769
Take-Two Interactive Software, Inc. *	8,993	870,792
Walt Disney Company (The)	5,383	737,309
		2,367,870
Interactive Media & Services — 8.3%
Alphabet, Inc. - Class C *	1,703	2,023,982
Facebook, Inc. - Class A *	5,571	1,077,431
		3,101,413
Consumer Discretionary — 9.8%
Internet & Direct Marketing Retail — 6.6%
Alibaba Group Holdings Ltd. - ADR *	2,434	451,677
Amazon.com, Inc. *	874	1,683,779
GrubHub, Inc. *	5,280	352,651
		2,488,107
Specialty Retail — 1.2%
Five Below, Inc. *	3,038	444,733

Textiles, Apparel & Luxury Goods — 2.0%
lululemon athletica, inc. *	4,244	748,429

Energy — 5.5%
Oil, Gas & Consumable Fuels — 5.5%
EOG Resources, Inc.	9,777	939,081
Pioneer Natural Resources Company	6,649	1,106,792
		2,045,873
Financials — 9.7%
Banks — 9.7%
Bank of America Corporation	70,541	2,157,144
Citigroup, Inc.	16,750	1,184,225
JPMorgan Chase & Company	2,416	280,377
		3,621,746
Health Care — 14.9%
Biotechnology — 3.7%
Insmed, Inc. *	12,040	366,498
Regeneron Pharmaceuticals, Inc. *	640	219,610
Vertex Pharmaceuticals, Inc. *	4,735	800,120
		1,386,228

The Chesapeake Growth Fund Schedule of Investments (Continued)
Common Stocks — 90.7% (Continued)	Shares	Value
Health Care — 14.9% (Continued)
Health Care Equipment & Supplies — 3.7%
DexCom, Inc. *	3,004	$363,694
Edwards Lifesciences Corporation *	1,580	278,191
Intuitive Surgical, Inc. *	1,463	747,052
		1,388,937
Health Care Providers & Services — 5.5%
Humana, Inc.	7,211	1,841,761
UnitedHealth Group, Inc.	856	199,508
		2,041,269
Life Sciences Tools & Services — 2.0%
Illumina, Inc. *	2,394	746,928

Industrials — 7.3%
Aerospace & Defense — 6.0%
Boeing Company (The)	1,463	552,560
L3 Technologies, Inc.	5,101	1,114,977
Lockheed Martin Corporation	1,695	564,994
		2,232,531
Industrial Conglomerates — 1.3%
Roper Technologies, Inc.	1,328	477,682

Information Technology — 24.9%
IT Services — 9.3%
FleetCor Technologies, Inc. *	1,108	289,133
Mastercard, Inc. - Class A	7,706	1,959,173
PayPal Holdings, Inc. *	3,950	445,441
Square, Inc. - Class A *	10,567	769,489
		3,463,236
Semiconductors & Semiconductor Equipment — 1.7%
NXP Semiconductors N.V.	6,046	638,579

Software — 11.6%
2U, Inc. *	5,991	362,456
DocuSign, Inc. *	14,538	823,868
Five9, Inc. *	8,674	460,329
Q2 Holdings, Inc. *	6,422	484,347
RealPage, Inc. *	5,742	374,436
salesforce.com, inc. *	11,162	1,845,637
		4,351,073
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	4,196	842,011

The Chesapeake Growth Fund Schedule of Investments (Continued)
Common Stocks — 90.7% (Continued)	Shares	Value
Materials — 4.0%
Chemicals — 1.1%
Sherwin-Williams Company (The)	916	$416,624

Construction Materials — 2.9%
Vulcan Materials Company	8,618	1,086,816

Total Common Stocks (Cost $33,508,924)		$33,890,085

Money Market Funds — 9.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.31% (a) (Cost $3,495,088)	3,495,088	$3,495,088

Total Investments at Value — 100.1% (Cost $37,004,012)		$37,385,173

Liabilities in Excess of Other Assets — (0.1%)		(30,268)

Total Net Assets — 100.0%		$37,354,905

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of April 30, 2019.
See accompanying notes to financial statements.

The Chesapeake Growth Fund Statement of Assets and Liabilities April 30, 2019 (Unaudited)
ASSETS
Investments in securities:
At cost	$37,004,012
At value (Note 2)	$37,385,173
Receivable for capital shares sold	13,154
Dividends receivable	9,075
Other assets	12,037
TOTAL ASSETS	37,419,439

LIABILITIES
Payable to Advisor (Note 5)	30,295
Payable to administrator (Note 5)	5,000
Accrued compliance service fees (Note 5)	5,000
Accrued distribution and service plan fees (Note 5)	3,670
Accrued Trustees' fees (Note 4)	9,133
Other accrued expenses	11,436
TOTAL LIABILITIES	64,534

NET ASSETS	$37,354,905

Net assets consist of:
Paid-in capital	$39,073,820
Accumulated deficit	(1,718,915)
NET ASSETS	$37,354,905

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,023,239

Net asset value, offering price and redemption price per share (Note 2)	$36.51

See accompanying notes to financial statements.

The Chesapeake Growth Fund Statement of Operations For the Six Months Ended April 30, 2019 (Unaudited)
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $384)	$148,268

EXPENSES
Investment advisory fees (Note 5)	173,646
Administration fees (Note 5)	30,000
Compliance service fees (Note 5)	30,000
Professional fees	21,081
Distribution and service plan fees (Note 5)	20,413
Trustees' fees (Note 4)	12,400
Registration and filing fees	12,292
Shareholder account maintenance fees	6,791
Insurance expense	4,987
Postage and supplies	4,783
Custodian and bank service fees	4,651
Printing of shareholder reports	1,819
Other expenses	7,249
TOTAL EXPENSES	330,112

NET INVESTMENT LOSS	(181,844)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(1,464,276)
Net change in unrealized appreciation (depreciation) on investments	4,162,521
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,698,245

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,516,401

See accompanying notes to financial statements.

The Chesapeake Growth Fund Statements of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
FROM OPERATIONS
Net investment loss	$(181,844)	$(470,618)
Net realized gains (losses) from investment transactions	(1,464,276)	8,316,847
Net change in unrealized appreciation (depreciation) on investments	4,162,521	(4,204,335)
Net increase in net assets resulting from operations	2,516,401	3,641,894

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	111,435	313,193
Payments for shares redeemed	(678,165)	(1,656,294)
Net decrease in net assets from capital share transactions	(566,730)	(1,343,101)

TOTAL INCREASE IN NET ASSETS	1,949,671	2,298,793

NET ASSETS
Beginning of period	35,405,234	33,106,441
End of period	$37,354,905	$35,405,234

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	3,272	9,143
Shares redeemed	(19,811)	(48,263)
Net decrease in shares outstanding	(16,539)	(39,120)
Shares outstanding, beginning of period	1,039,778	1,078,898
Shares outstanding, end of period	1,023,239	1,039,778

See accompanying notes to financial statements.

The Chesapeake Growth Fund Financial Highlights
Per share data for a share outstanding throughout each period:
	For the Six Months Ended April 30, 2019		For the Years Ended October 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$34.05		$30.69	$24.33	$25.64	$23.31	$20.21

Income (loss) from investment operations:
Net investment loss	(0.18)		(0.46)	(0.38)	(0.33)	(0.27)	(0.28)
Net realized and unrealized gains (losses) on investments	2.64		3.82	6.74	(0.98)	2.60	3.38
Total from investment operations	2.46		3.36	6.36	(1.31)	2.33	3.10

Net asset value at end of period	$36.51		$34.05	$30.69	$24.33	$25.64	$23.31

Total return (a)	7.22	%(b)	10.95%	26.14%	(5.11%)	10.00%	15.34%

Net assets at end of period (000's)	$37,355		$35,405	$33,106	$29,499	$27,844	$27,775

Ratio of total expenses to average net assets	1.90	%(c)	1.86%	1.98%	2.34%	1.89%	1.94%

Ratio of net investment loss to average net assets	(1.05	%)(c)	(1.29%)	(1.17%)	(1.65%)	(0.99%)	(1.15%)

Portfolio turnover rate	39	%(b)	122%	215%	79%	65%	49%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See accompanying notes to financial statements.

The Chesapeake Growth Fund Notes to Financial Statements April 30, 2019 (Unaudited)

1. Organization

The Chesapeake Growth Fund (the “Fund”) is a diversified series of Chesapeake Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek capital appreciation.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange, including common stocks, are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,890,085	$—	$—	$33,890,085
Money Market Funds	3,495,088	—	—	3,495,088
Total	$37,385,173	$—	$—	$37,385,173

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of or during the six months ended April 30, 2019.

Share valuation – The NAV per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time) on each day that the Exchange is open for business. The NAV per share of the Fund is calculated by dividing the total value of the Fund’s assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share.

Investment transactions and investment income – Investment transactions are accounted for on trade date. Cost of investments sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned and includes amortization of discounts and premiums. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders – Distributions arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended April 30, 2019 and October 31, 2018.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2019:

Tax cost of portfolio investments	$37,125,259
Gross unrealized appreciation	$2,076,764
Gross unrealized depreciation	(1,816,850)
Net unrealized appreciation	259,914
Other losses	(1,978,829)
Accumulated deficit	$(1,718,915)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended April 30, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $12,861,487 and $12,068,328, respectively.

4. Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor (“Independent Trustee”) receives an annual retainer of $10,000. In addition, the Fund pays each Independent Trustee $600 for attendance at each Board meeting, either in person or by telephone, plus reimbursement of any travel and other expenses incurred in attending meetings.

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.00% of the Fund’s average daily net assets.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Fund reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust.

ADMINISTRATOR

Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

DISTRIBUTION AND SERVICE FEES

The Trust has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended April 30, 2019, the Fund incurred $20,413 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD receives compensation from the Fund for such services, which is paid pursuant to the Rule 12b-1 Plan discussed above.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure of the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Chesapeake Growth Fund About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2018) and held until the end of the period (April 30, 2019).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Chesapeake Growth Fund About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,072.20	$9.76
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.37	$9.49

*

Expenses are equal to the Fund’s annualized net expense ratio of 1.90% for the period, multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC’s website at https://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at https://www.sec.gov.

Privacy Notice
FACTS	WHAT DOES THE CHESAPEAKE INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Chesapeake Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Chesapeake Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

Who we are
Who is providing this notice?	The Chesapeake Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Chesapeake Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Chesapeake Investment Trust collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Gardner Lewis Asset Management, L.P., the investment advisor to The Chesapeake Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Chesapeake Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Chesapeake Investment Trust does not jointly market.

The Chesapeake Growth Fund
is a series of
Chesapeake Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Chesapeake Growth Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Gardner Lewis Asset Management 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317

Toll-Free Telephone:
1-800-430-3863

World Wide Web @:
www.chesapeakefunds.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	June 10, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	June 10, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	June 10, 2019

*	Print the name and title of each signing officer under his or her signature.